First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.2124

ANNUAL REPORT — 12/31/2009

FOR CONTRACT HOLDERS OF: March 9, 2010	DELAWARE MEDALLION I, II & III DELAWARE GOLDEN MEDALLION	VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account VA-K
1940 Act Registration Number: 811-8114
1933 Act Registration Numbers: 33-71054, 333-54218
CIK: 0000914284
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Delaware VIP Trust	814230	February 26, 2010
AIM Variable Insurance Funds	896435	February 26, 2010
The Alger American Fund	832566	February 22, 2010
AllianceBernstein Variable Products Series Fund, Inc.	825316	February 22, 2010
Franklin Templeton Variable Insurance Products Trust	837274	March 1, 2010
Lincoln Variable Insurance Products Trust	1033669	February 25, 2010
Pioneer Variable Contracts Trust	930709	March 1, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772